Expense Example {- Fidelity Balanced K6 Fund} - 08.31 Fidelity Balanced K6 Fund PRO-05 - Fidelity Balanced K6 Fund - Fidelity Balanced K6 Fund	Oct. 30, 2020 USD ($)
Expense Example:
1 year	$ 33
3 years	103
5 years	180
10 years	$ 406